Preferred Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Preferred Stock
10.	Preferred Stock

On July 1, 2015, in connection with the closing of the initial public offering of the Company’s common stock (“IPO”), the Company effected its Restated Certificate of Incorporation, which authorizes the Company to issue 10,000,000 shares of preferred stock, $0.001 par value per share.